Shareholder Report, Holdings (Details) - WP Large Cap Income Plus Fund | Institutional Class Shares	May 31, 2026
Financials
Holdings [Line Items]
Percent of Net Asset Value	47.13%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.06%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.58%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.06%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	0.48%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.40%